Other Intangible Assets, Net (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Excluding Goodwill) [Line Items]
Amortized intangible assets		$ 9,746.9		$ 4,846.9
Other intangible assets, gross		11,108.9		6,396.9
Less: Accumulated amortization		(1,935.6)	[1]	(1,462.5)
Other intangible assets, net		9,173.3		4,934.4	$ 2,312.6
Other Disclosures
Acquisitions		5,474.9		3,118.6
Impairment charges		643.7		190.3	19.9
Change in fair value of contingent consideration		149.9		(14.7)	$ 159.1
Estimates of Annual Amortization
2016		465.0
2017		465.0
2018		465.0
2019		465.0
2020		465.0
Currently Marketed Products
Intangible Assets (Excluding Goodwill) [Line Items]
Amortized intangible assets		9,371.9		4,816.9
Less: Accumulated amortization		(1,852.1)
Other intangible assets
Intangible Assets (Excluding Goodwill) [Line Items]
Amortized intangible assets		375.0	[2]	30.0
Less: Accumulated amortization		(83.5)
IPR&D
Intangible Assets (Excluding Goodwill) [Line Items]
Unamortized intangible assets		1,362.0		1,550.0
IPR&D | Meritage and Foresight
Other Disclosures
Acquisitions		475.0
SHP602 IPR&D
Other Disclosures
Impairment charges				166.0
SHP613
Other Disclosures
Impairment charges				$ 22.0
Currently marketed products and royalty rights | NPS Pharma
Other Disclosures
Acquisitions		4,993.0
SHP625
Other Disclosures
Unamortized intangible assets, fair value		0.0
Impairment charges		467.0
SHP608
Other Disclosures
Impairment charges	$ 176.7
SHP625 and SHP608 combined | Lumena and Lotus Tissue Repair
Other Disclosures
Change in fair value of contingent consideration		$ (203.2)

[1]	Comprising $1,852.1 million of accumulated amortization for intellectual property rights acquired for currently marketed products and $83.5 million for other intangible asset
[2]	Other intangible assets primarily comprises of royalty right assets acquired with NPS Pharma.